OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details) - Third Parties	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current Portion
Business advances to officers and staffs	¥ 1,373,300	$ 188,972	¥ 854,162
Deposits for projects	1,056,316	145,354	1,247,992
VAT recoverable	583,413	80,280	690,053
Others	1,139,397	156,787	1,392,126
Allowance for credit losses	(800,374)	(110,135)	(1,994,960)	$ (274,516)	¥ (619,444)
Subtotal	3,352,052	461,258	2,189,373
Less: Long term portion			(3,640)
Other receivable - current portion	¥ 3,352,052	$ 461,258	¥ 2,185,733